DEBT - Maria and Freeze Facility Narrative (Details) - USD ($)		1 Months Ended
	Jun. 16, 2015	Apr. 29, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total debt			$ 1,374,710,000	$ 1,331,112,000
Term Loan
Debt Instrument [Line Items]
Debt instrument term (in years)		5 years
Maria and Freeze Facility
Debt Instrument [Line Items]
Total debt			$ 0	$ 174,000,000
Maria and Freeze Facility | Line of Credit [Member] | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Margin on LIBOR	1.95%
Maria and Freeze Facility | Line of Credit [Member] | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 30,000,000.0
Maria and Freeze Facility | Term Loan
Debt Instrument [Line Items]
Face amount of debt instrument	$ 150,000,000.0
Debt instrument term (in years)	3 years
Final balloon payment	$ 114,000,000